Land Use Rights (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Short-term Bank Loans and Notes Payable	$ 78,005,326			$ 73,986,211
Amortization of Leased Asset	33,971	$ 44,163	$ 26,516
Land Use Rights Sold	447,366
Proceeds from Sale of Intangible Assets	479,022	0	0
Gain (Loss) on Disposition of Intangible Assets	(5,589)	$ 0	$ 0
Use Rights [Member]
Short-term Bank Loans and Notes Payable	$ 1,614,124